UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Investment Partners
Address:  8097 Roswell Road, Building A
          Atlanta, GA  30350

Form 13F File Number:  028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward C. Mitchell, Jr.
Title:    Chief Compliance Officer
Phone:    770-393-2852

Signature, Place, and Date of Signing:

  /s/ Edward C. Mitchell, Jr.       Atlanta, GA                 5/8/08
  ---------------------------       -------------          ----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          100

Form 13F Information Table Value Total:  $   516,198
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

FORM 13F INFORMATION TABLE (greater than or equal to $200,000 and/or 10,000 shares)


            Column1                   Column2         Column3       Column4       Column5       Column6      Column7       Column8
            -------                   -------         -------       -------       -------       -------      -------       -------

            ISSUER                     CLASS           CUSIP         VALUE     SHRS/PUT/CALL   DISCRETION  OTHER MANAGER  AUTHORITY
            ------                     -----           -----         -----     -------------   ----------  ------------   ---------

AGL Resources Inc.                    COM             001204106      2,576,059      75,060       Sole          None        None
AT&T Inc.                             COM             00206R102     19,605,535     511,894       Sole          None        None
Apple Computer Inc.                   COM             037833100      7,566,037      52,725       Sole          None        None
BB&T Corp                             COM             054937107      4,115,061     128,355       Sole          None        None
BE Aerospace Inc.                     COM             073302101      1,675,852      47,950       Sole          None        None
Bank of America Corp.                 COM             060505104     17,190,414     453,453       Sole          None        None
Baxter International                  COM             071813109      6,007,325     103,897       Sole          None        None
CBRE Realty Finance                   COM             12498b307        345,069      85,625       Sole          None        None
Canadian Natl Railway                 COM             136375102     13,451,805     278,390       Sole          None        None
Capital One Financial                 COM             14040H105     13,492,186     274,120       Sole          None        None
Champion Enterprises                  COM             158496109        353,277      35,222       Sole          None        None
ChevronTexaco Corp                    COM             166764100     15,484,533     181,403       Sole          None        None
Chubb Corp                            COM             171232101      3,259,742      65,880       Sole          None        None
Cisco Systems Inc.                    COM             17275R102        750,331      31,147       Sole          None        None
Citigroup Inc                         COM             172967101      2,619,049     122,271       Sole          None        None
Coca-Cola Company                     COM             191216100     11,198,183     183,969       Sole          None        None
Comerica Incorporated                 COM             200340107      2,145,142      61,150       Sole          None        None
Commerce Bancshares                   COM             200525103      1,643,961      39,114       Sole          None        None
ConAgra Foods Inc                     COM             205887102      4,248,903     177,407       Sole          None        None
ConocoPhillips                        COM             20825C104     19,028,722     249,688       Sole          None        None
Cousins Properties In                 COM             222795106      1,374,124      55,610       Sole          None        None
Dow Chemical Company                  COM             260543103      4,942,506     134,125       Sole          None        None
Duke Energy Corporation               COM             26441C105        249,007      13,950       Sole          None        None
Exelon Corp                           COM             30161N101      2,987,892      36,765       Sole          None        None
Exxon Mobil                           COM             30231G102      5,079,706      60,058       Sole          None        None
HCC Insurance Holding                 COM             404132102     12,525,356     552,021       Sole          None        None
Halliburton Company                   COM             406216101     25,884,288     658,131       Sole          None        None
Harley-Davidson Inc.                  COM             412822108      9,723,000     259,280       Sole          None        None
Hewlett-Packard Co                    COM             428236103        570,750      12,500       Sole          None        None
Home Depot Inc.                       COM             437076102        416,753      14,900       Sole          None        None
Honeywell International Inc           COM             438516106     19,860,008     352,003       Sole          None        None
Hugoton Royalty Trust                 COM             444717102      2,259,889      81,939       Sole          None        None
IBM Corp                              COM             459200101     19,262,938     167,300       Sole          None        None
ITT Industries Inc.                   COM             450911102     15,170,538     292,811       Sole          None        None
Integrys Energy                       COM             45822P105      1,410,394      30,240       Sole          None        None
Intel Corporation                     COM             458140100     12,602,473     595,018       Sole          None        None
Interface Inc cl A                    CL A            458665106        458,492      32,633       Sole          None        None
J P Morgan Chase                      COM             46625H100     13,909,915     323,863       Sole          None        None
Johnson & Johnson                     COM             478160104     16,548,402     255,101       Sole          None        None
KeyCorp                               COM             493267108      2,087,555      95,105       Sole          None        None
MDU Resources Group                   COM             552690109      1,483,311      60,420       Sole          None        None
Microsoft Corporation                 COM             594918104      9,618,285     338,911       Sole          None        None
Morgan Stanley                        COM             617446448      8,560,981     187,330       Sole          None        None
Newell Rubbermaid In                  COM             651229106     12,592,101     550,595       Sole          None        None
Nike Inc cl B                         COM             654106103     18,715,436     275,227       Sole          None        None
Old Republic Intl                     COM             680223104        339,740      26,316       Sole          None        None
Oracle Corporation                    COM             68389X105     15,005,532     767,154       Sole          None        None
PETsMART Inc.                         COM             716768106      3,436,046     168,104       Sole          None        None
PPL Corp                              COM             69351T106      2,007,163      43,710       Sole          None        None
PepsiCo Inc.                          COM             713448108     14,428,231     199,837       Sole          None        None
Pfizer Inc.                           COM             717081103     15,386,702     735,151       Sole          None        None
Procter & Gamble Co.                  COM             742718109      1,302,601      18,590       Sole          None        None
Progressive Corp.                     COM             743315103        246,674      15,350       Sole          None        None
Sara Lee Corp.                        COM             803111103        471,825      33,750       Sole          None        None
Selective Insurance G                 COM             816300107        286,560      12,000       Sole          None        None
SunTrust Banks Inc.                   COM             867914103        615,473      11,162       Sole          None        None
Torchmark Corp.                       COM             891027104      4,428,905      73,680       Sole          None        None
U.S. Bancorp                          COM             902973304      4,396,171     135,852       Sole          None        None
UNUM Provident Corp.                  COM             91529Y106      1,434,392      65,170       Sole          None        None
Verizon Communication                 COM             92343V104      4,859,988     133,333       Sole          None        None
Wal-Mart Stores Inc.                  COM             931142103     11,296,383     214,434       Sole          None        None
Wyeth                                 COM             983024100     13,046,492     312,416       Sole          None        None
Canadian Sands Trust                  SPONSORED ADR   13642L100      1,437,148      34,294       Sole          None        None
Honda Motor Co. Ltd.                  SPONSORED ADR   438128308     15,153,916     525,995       Sole          None        None
Nokia Corporation                     SPONSORED ADR   654902204     10,813,861     339,738       Sole          None        None
Norsk Hydro ASA                       SPONSORED ADR   656531605        386,926      26,500       Sole          None        None
Novartis AG                           SPONSORED ADR   66987V109     17,910,418     349,608       Sole          None        None
Statoil ASA                           SPONSORED ADR   85771P102        597,400      20,000       Sole          None        None
Affiliated Computer S                 COM             008190100        365,552       7,295       Sole          None        None
American Express Comp                 COM             025816109        266,473       6,095       Sole          None        None
Bristol-Myers Squibb                  COM             110122108        202,563       9,510       Sole          None        None
Coca-Cola Enterprises                 COM             191219104        230,989       9,545       Sole          None        None
Computer Sciences Cor                 COM             205363104        203,950       5,000       Sole          None        None
Eli Lilly & Co.                       COM             532457108        257,950       5,000       Sole          None        None
Emerson Electric Co.                  COM             291011104        257,300       5,000       Sole          None        None
Hess Corporation                      COM             42809H107        264,540       3,000       Sole          None        None
Johnson Controls Inc                  COM             478366107        202,800       6,000       Sole          None        None
Oil Service Holders                   DEPOSTRY RCPT   678002106        406,640       2,300       Sole          None        None
PartnerRe Ltd.                        COM             G6852T105        381,500       5,000       Sole          None        None
Philip Morris Intl Inc                COM             718172109        452,994       8,956       Sole          None        None
Polaris Industries In                 COM             731068102        358,755       8,748       Sole          None        None
Schlumberger Ltd.                     COM             806857108        387,150       4,450       Sole          None        None
United Parcel Srvc B                  COM             911312106        390,657       5,350       Sole          None        None
Vanguard Growth VIPERs                COM             922908736        422,093       7,285       Sole          None        None
Vanguard Value VIPERs                 COM             922908744        464,118       7,725       Sole          None        None
Watson Wyatt & Co                     COM             942712100        227,000       4,000       Sole          None        None
Wells Fargo & Co                      COM             949746101        241,123       8,286       Sole          None        None
Whiting Petroleum Corp                COM             966387102        439,620       6,800       Sole          None        None
BP PLC ADS                            SPONSORED ADR   055622104        587,820       9,692       Sole          None        None
Enerplus Resource Fund                SPONSORED ADR   29274D604        206,150       4,750       Sole          None        None
Royal Dutch Shell ADR A               SPONSORED ADR   780259206        426,296       6,180       Sole          None        None
ISHARES LEHMAN AG BD                  LEHMAN AGG BND  464287226      2,246,125      21,875       Sole          None        None
Cavalier Homes                        COM             149507105         31,600      20,000       Sole          None        None
Coachmen Industries                   COM             189873102         62,884      21,102       Sole          None        None
Compuware Corporation                 COM             205638109         73,400      10,000       Sole          None        None
Ecotality, Inc.                       COM             27922Y103          2,080      10,000       Sole          None        None
Human Genome Sciences                 COM             444903108         58,900      10,000       Sole          None        None
LSI Logic Corporation                 COM             502161102        148,500      30,000       Sole          None        None
Roberts Realty Inv                    COM             769900101        104,805      15,300       Sole          None        None
ISHARES Lehman Short Treasury Bond    COM             464288679      1,485,432      13,455       Sole          None        None